Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Other Revenue [Abstract]
Other travel services - car and rail booking	$ 7,503	$ 4,360	$ 1,758
Marketing alliances - advertising and brand alliance	18,007	10,041	6,631
Ancillary services	5,925	2,923	3,617
Miscellaneous revenue	1,249	723	1,550
Total	$ 32,684	$ 18,047	$ 13,556